Consolidated Statements of Financial Position € in Thousands, $ in Thousands	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Non-current assets:
Property, plant and equipment	$ 8,489	$ 8,010	$ 9,187
Intangible assets	48,705	37,984	25,312
Deposits and other receivables	783	2,311	588
Other non-current financial assets	337	357	386
Total non-current assets	58,314	48,662	35,473
Current assets:
Inventories	9,387	6,433	6,225
Trade receivables	8,494	13,622	17,277
Contract assets	176	789	371
Prepaid expenses	1,399	2,108	962
Other receivables	5,799	7,252	3,264
Research tax credit receivable	4,515	5,863	5,110
Short-term deposits	5,000	0	10,900
Cash and cash equivalents	5,671	4,835	7,574
Total current assets	40,441	40,902	51,683
Total assets	98,755	89,564	87,156
Equity (deficit):
Issued capital	2,306	3,687	3,269
Share premium	2,418	298,389	276,560
Other capital reserves	62,870	57,198	46,677
Accumulated deficit	(65,099)	(383,554)	(363,291)
Other components of equity	(391)	(26)	(21)
Total equity (deficit)	2,104	(24,306)	(36,806)
Non-current liabilities:
Government grant advances and loans	6,235	9,354	11,203
Venture debt	0	0	2,172
Lease liabilities	2,278	3,373	4,762
Provisions	2,196	2,137	1,554
Trade payables	1,788	964	851
Deferred tax liabilities	258	138	19
Contract liabilities	404	2,706	2,397
Total non-current liabilities	59,817	65,126	61,427
Current liabilities:
Trade payables	9,342	13,916	15,701
Venture debt	0	0	6,104
Current lease liabilities	1,291	1,247	1,014
Government grant advances and loans	4,159	6,206	3,867
Other current liabilities and provisions	8,355	9,180	8,476
Contract liabilities	5,964	8,677	13,145
Total current liabilities	36,834	48,744	62,535
Total equity and liabilities	98,755	89,564	87,156
Interest-bearing receivables financing
Current liabilities:
Interest-bearing financing of receivables	7,723	9,518	14,228
Convertible debt
Non-current liabilities:
Convertible debt	43,455	36,373	26,074
Convertible debt embedded derivative	$ 3,203	$ 10,081	$ 12,395